Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Our goodwill balances, by reporting unit, were as follows:

	Ownership(1)	Management and Franchise(2)	Total
	(in millions)
Balance as of December 31, 2014	$231	$5,129	$5,360
Disposition of a business(3)	(36)	—	(36)
Foreign currency translation	(2)	(42)	(44)
Balance as of December 31, 2015	193	5,087	5,280
Foreign currency translation	(9)	(53)	(62)
Balance as of December 31, 2016	$184	$5,034	$5,218
____________

(1)	Total goodwill balances for the ownership reporting unit include the following gross carrying values and accumulated impairment losses for the periods presented:

	Gross Carrying Value	Accumulated Impairment Losses	Net Carrying Value
	(in millions)
Balance as of December 31, 2014	$1,027	$(796)	$231
Disposition of a business	(160)	124	(36)
Foreign currency translation	(2)	—	(2)
Balance as of December 31, 2015	865	(672)	193
Foreign currency translation	(9)	—	(9)
Balance as of December 31, 2016	$856	$(672)	$184

(2)	There were no accumulated impairment losses for the management and franchise reporting unit as of December 31, 2016, 2015 and 2014.

(3)	Relates to the sale of the Hilton Sydney, see Note 4: "Disposals" for additional information.

Schedule of Other Intangible Assets
Intangible assets were as follows:

	December 31, 2016
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in millions)
Amortizing Intangible Assets:
Management and franchise contracts:
Management and franchise contracts recorded at Merger(1)	$2,221	$(1,534)	$687
Contract acquisition costs and other	343	(67)	276
	$2,564	$(1,601)	$963

Other intangible assets:
Leases(1)	$276	$(126)	$150
Capitalized software	510	(362)	148
Hilton Honors(1)	335	(192)	143
Other	37	(31)	6
	$1,158	$(711)	$447

Non-amortizing Intangible Assets:
Brands(1)	$4,848	$—	$4,848
____________

(1)	Represents intangible assets that were initially recorded at their fair value at the time of the Merger.

	December 31, 2015
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in millions)
Amortizing Intangible Assets:
Management and franchise contracts:
Management and franchise contracts recorded at Merger(1)	$2,249	$(1,381)	$868
Contract acquisition costs and other	279	(58)	221
	$2,528	$(1,439)	$1,089

Other intangible assets:
Leases(1)	$315	$(127)	$188
Capitalized software	436	(274)	162
Hilton Honors(1)	341	(175)	166
Other	34	(27)	7
	$1,126	$(603)	$523

Non-amortizing Intangible Assets:
Brands(1)	$4,919	$—	$4,919
____________

(1)	Represents intangible assets that were initially recorded at their fair value at the time of the Merger.

Schedule of Future Amortization Expense of Other Intangible Assets	We estimate our future amortization expense for our amortizing intangible assets to be as follows:

Year	(in millions)
2017	$285
2018	267
2019	248
2020	199
2021	73
Thereafter	338
$1,410